Income Taxes (Tax carry forwards) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Tax Credit Carryforward [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 1,100,000	$ 1,100,000	$ (116,000)
Federal net operating loss carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	44,200,000
State net operating loss carryforwards [Member] [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	47,800,000
Federal research and development tax credits carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	1,500,000
State research and development tax credits carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	1,400,000
Net operating losses subject to varying limitations caused by ownership change [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	26,900,000
Research credit carryforwards subject to varying limitations caused by ownership change [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	0
Net operating losses expire before utilization caused by ownership change [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	200,000
Research credit carryforwards expire before utilization caused by ownership change [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	$ 0